Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Asset and Liability Management Derivative Positions
The following table summarizes the asset and liability management derivative positions of the Company at December 31:

	2025			2024
	Notional Value	Fair Value		Notional Value	Fair Value
(Dollars in Millions)		Assets	Liabilities		Assets	Liabilities
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$7,950	$—	$—	$10,600	$—	$—
Pay fixed/receive floating swaps	25,154	—	—	29,739	—	—
Cash flow hedges
Interest rate contracts
Receive fixed/pay floating swaps	25,350	—	—	28,550	—	—
Pay fixed/receive floating swaps	1,000	—	—	—	—	—
Net investment hedges
Foreign exchange forward contracts	759	—	2	870	7	—
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	3,235	10	1	5,436	8	30
Sell	3,583	1	10	2,711	10	1
Options
Purchased	8,930	131	—	7,810	186	—
Written	2,553	13	58	1,991	8	47
Receive fixed/pay floating swaps	5,318	14	30	9,977	45	23
Pay fixed/receive floating swaps	2,479	—	—	2,371	—	—
Foreign exchange forward contracts	940	3	3	702	4	4
Equity contracts	334	2	1	293	—	9
Credit contracts	2,265	—	18	3,558	—	29
Other(a)	1,085	6	99	1,084	7	78
Total	$90,935	$180	$222	$105,692	$275	$221
(a)Includes derivative liability swap agreements related to the sale of a portion of the Company’s Class B common and preferred shares of Visa Inc. The Visa swap agreements had a total notional value and fair value of $995 million and $99 million at December 31, 2025, respectively, compared to $1.0 billion and $78 million at December 31, 2024, respectively
Summary of Customer-Related Derivative Positions
The following table summarizes the customer-related derivative positions of the Company at December 31:

	2025			2024
	Notional Value	Fair Value		Notional Value	Fair Value
(Dollars in Millions)		Assets	Liabilities		Assets	Liabilities
Interest rate contracts
Receive fixed/pay floating swaps	$459,357	$1,326	$2,134	$413,841	$462	$4,485
Pay fixed/receive floating swaps	386,099	1,142	449	363,837	2,342	153
Other(a)	66,014	19	33	72,503	17	34
Options
Purchased	148,778	222	8	96,238	414	2
Written	106,749	24	291	90,572	12	574
Futures
Buy	3,974	—	—	—	—	—
Sell	527	—	—	—	—	—
Foreign exchange rate contracts
Forwards, spots and swaps	137,555	2,688	2,575	113,718	2,441	2,232
Options
Purchased	1,101	20	2	497	14	—
Written	1,101	4	19	497	—	14
Commodity contracts
Swaps	18,068	810	705	8,224	199	180
Options
Purchased	4,545	278	2	3,921	233	2
Written	4,539	1	278	3,921	3	233
Futures
Buy	—	—	—	1	—	—
Sell	631	138	71	166	25	27
Credit contracts	14,683	—	3	13,670	—	3
Total	$1,353,721	$6,672	$6,570	$1,181,606	$6,162	$7,939
(a)Primarily represents floating rate interest rate swaps that pay based on differentials between specified interest rate indexes.

Summary of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax) for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2025	2024	2023	2025	2024	2023
Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts	$296	$(503)	$(187)	$(188)	$(192)	$(59)
Net investment hedges
Foreign exchange forward contracts	(33)	121	(11)	—	—	—
Non-derivative debt instruments	(195)	85	(33)	—	—	—
Note: The Company does not exclude components from effectiveness testing for cash flow and net investment hedges.
Summary of Net Investment Hedges in Accumulated Other Comprehensive Income (Loss)
The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax) for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2025	2024	2023	2025	2024	2023
Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts	$296	$(503)	$(187)	$(188)	$(192)	$(59)
Net investment hedges
Foreign exchange forward contracts	(33)	121	(11)	—	—	—
Non-derivative debt instruments	(195)	85	(33)	—	—	—
Note: The Company does not exclude components from effectiveness testing for cash flow and net investment hedges.
Summary of Effect of Fair Value and Cash Flow Hedge Accounting on Consolidated Statement of Income
The table below shows the effect of fair value and cash flow hedge accounting on the Consolidated Statement of Income for the years ended December 31:

	Interest Income			Interest Expense
(Dollars in Millions)	2025	2024	2023	2025	2024	2023
Total amount of income and expense line items presented in the Consolidated Statement of Income in which the effects of fair value or cash flow hedges are recorded	$30,970	$31,666	$30,007	$14,321	$15,377	$12,611
Asset and Liability Management Positions
Fair value hedges
Interest rate contract derivatives	(521)	508	(430)	(105)	95	(458)
Hedged items	522	(508)	427	92	(98)	461
Cash flow hedges
Interest rate contract derivatives	(230)	(230)	(52)	21	28	28
Note: The Company does not exclude components from effectiveness testing for fair value and cash flow hedges. The Company reclassified losses of $21 million, $28 million and $28 million into earnings during the years ended December 31, 2025, 2024 and 2023, respectively, as a result of realized cash flows on discontinued cash flow hedges. No amounts were reclassified into earnings on discontinued cash flow hedges because it is probable the original hedged forecasted cash flows will not occur.
Summary of Cumulative Hedging Adjustments and the Carrying Amount of Assets and Liabilities Designated in Fair Value Hedges
The table below shows cumulative hedging adjustments and the carrying amount of assets and liabilities currently designated in fair value hedges at December 31:

	Carrying Amount of the Hedged Assets and Liabilities		Cumulative Hedging Adjustment
(Dollars in Millions)	2025	2024	2025	2024
Line Item in the Consolidated Balance Sheet
Available-for-sale investment securities(a)	$25,062	$29,005	$75	$(464)
Long-term debt	8,091	10,632	153	39
Note: The table above excludes the cumulative hedging adjustment related to discontinued hedging relationships on available-for-sale investment securities and long-term debt of $57 million and $(33) million, respectively, at December 31, 2025, compared with $(72) million and $(149) million at December 31, 2024, respectively. The carrying amount of available-for-sale investment securities and long-term debt related to discontinued hedging relationships was $11.8 billion and $16.6 billion, respectively, at December 31, 2025, compared with $6.8 billion and $14.9 billion at December 31, 2024, respectively.
(a)Includes amounts related to available-for-sale investment securities currently designated as the hedged item in a fair value hedge using the portfolio layer method. At December 31, 2025, the amortized cost of the closed portfolios used in these hedging relationships was $20.7 billion, of which $9.2 billion was designated as hedged. At December 31, 2025, the cumulative amount of basis adjustments associated with these hedging relationships was $175 million. At December 31, 2024, the amortized cost of the closed portfolios used in these hedging relationships was $17.5 billion, of which $11.6 billion was designated as hedged. At December 31, 2024, the cumulative amount of basis adjustments associated with these hedging relationships was $13 million.
Summary of Gains (Losses) Recognized in Earnings for Other Economic Hedges and Customer-Related Positions
The table below shows the gains (losses) recognized in earnings for other economic hedges and the customer-related positions for the years ended December 31:

(Dollars in Millions)	Location of Gains (Losses) Recognized in Earnings	2025	2024	2023
Asset and Liability Management Positions
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	$68	$5	$71
Purchased and written options	Mortgage banking revenue	156	195	89
Swaps	Mortgage banking revenue/Interest expense	37	(201)	(19)
Foreign exchange forward contracts	Other noninterest income	(6)	23	(7)
Equity contracts	Compensation expense	33	(4)	(8)
Credit contracts	Other noninterest income	4	(21)	—
Other	Other noninterest income	(114)	(147)	1
Customer-Related Positions
Interest rate contracts
Swaps	Capital markets revenue	201	280	185
Purchased and written options	Capital markets revenue	9	(58)	45
Futures	Capital markets revenue	3	—	(1)
Foreign exchange rate contracts
Forwards, spots and swaps	Capital markets revenue	238	215	195
Purchased and written options	Capital markets revenue	2	—	1
Commodity contracts
Swaps	Capital markets revenue	(74)	16	6
Purchased and written options	Capital markets revenue	15	6	—
Futures	Capital markets revenue	108	—	—
Credit contracts	Capital markets revenue	(12)	(3)	1